Goodwill and Intangible Assets - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	$ 608,907	$ 311,943
Additions	36,261	297,010
Ending balance	645,140	608,907
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Effect of change in exchange rates	$ (28)	$ (46)